Filed pursuant to Rule 497(e)

Registration Nos. 333-285633; 811-24061

Defiance AI Hyperscale Leaders ETF (AIHY)

(the “Fund”)

listed on NYSE Arca, Inc.

October 19, 2026

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

dated July 7, 2026, as previously supplemented

Effective immediately, the section on the back cover page of the Prospectus entitled “Independent Registered Public Accounting Firm” is deleted and replaced in its entirety to read as follows:

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street Philadelphia, Pennsylvania 19102

Effective immediately, the section of the SAI entitled “Independent Registered Public Accounting Firm” is deleted and replaced in its entirety to read as follows:

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Fund.

Please retain this Supplement for future reference.

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